Note 1 - Business and Organization (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,060,076)	$ (1,644,393)	$ (8,074,335)	$ (5,077,030)
Working Capital	713,172		861,929
Assets, Current	1,409,971		2,016,682	1,891,147
Long-term Debt			5,860,668	3,245,972
Retained Earnings (Accumulated Deficit)	(93,912,246)		(91,915,426)	(84,075,695)
Cash and Cash Equivalents, at Carrying Value	1,175,525	1,022,290	1,910,153	1,763,114	$ 154,460
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	453,000	$ 255,000	3,971,009	$ 3,532,563
Revenues	$ 46,017		$ 281,106